Prepaid Expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses [Abstract]
Government authorities	[1]	$ 11	$ 15
Prepaid expenses		51	85
Other		11	12
Total		$ 73	$ 112

[1]	The government authorities and others are monetary items which are denominated or linked is NIS.